The Plan	12 Months Ended
Mar. 31, 2026
EBP 001 [Member]
EBP, Description of Plan [Line Items]
The Plan
1.	THE PLAN
A
CCOUNTING PRINCIPLES
— The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.
General —
On July 29, 2010, Graham Corporation’s (the “Company’s”) stockholders approved the Graham Corporation Employee Stock Purchase Plan (the “Plan”). The Plan Administrator believes the Plan meets the qualification standards of Section 423 of the Internal Revenue Code of 1986, as amended, pursuant to which the Plan is not subject to taxation. The Plan is not subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended.
The Plan covers all the U.S.-based employees of the Company and U.S.-based employees of any U.S. subsidiary of the Company.
Contributions —
Participants may make contributions to the Plan through payroll deductions for the purpose of purchasing the Company’s common stock. The Plan operates with separate consecutive six-month
periods commencing January 1 and July 1, respectively. The Plan will continue to operate in this manner until such time as the Plan is amended or terminated (see Note 2).
Share Purchase and Withdrawals
— Beginning with the offering period commencing on July 1, 2019, participants have the ability to purchase shares of the Company’s common stock from the Company at a purchase price of 85% of the lesser of the fair market value of the stock on the first or last business day of the six-month
offering periods ending June 30 and December 31, respectively. Prior to July 1, 2019, participants had the ability to purchase shares of the Company’s common stock from the Company at 95% of its fair market value on the first business day of the offering period. If, prior to the end of any offering period, a participant elects to withdraw from the Plan or if a participant dies, retires or terminates employment for any reason, the Plan will refund any amounts withheld in that period plus any carryover from the previous period. Security transactions are accounted for as of the trade date. Plan participants purchased 21,088 shares, 33,772 shares, and 49,810 shares of the Company’s common stock during the years ended March 31, 2026, 2025 and 2024, respectively. Under the Plan, 78,574 shares remain reserved for future issue. Refunds from participant withdrawals have not been significant. The maximum number of shares subject to the Plan is 400,000.
Limitations
— Employees owning shares representing 5% or more of the total combined voting power or value of all classes of shares of the Company are not permitted to purchase any shares of Company common stock under the Plan. Additionally, participants are prohibited from purchasing through the Plan shares with an aggregate fair market value in excess of $25,000 in any one calendar year. Participants are also subject to an annual share maximum purchase limit of 5,000 shares.
Plan Administration
— All expenses for Plan administration are paid by the Company and are not reflected in the accompanying financial statements.